Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense	¥ 3,701,006	$ 531,616	¥ 3,241,421	¥ 2,261,541
Income tax expense computed at PRC statutory tax rates (25%)	925,253	132,904	810,355	565,385
Non-deductible expenses	27,333	3,925	49,117	63,223
Research and development expenses super - deduction	(194,000)	(27,866)	(89,796)	(30,806)
Change in valuation allowances	16,420	2,359	(15,285)	(15,510)
Outside basis difference	(7,727)	(1,110)	8,481	7,360
Effect of international tax rate difference	(14,440)	(2,074)	(10,988)	1,133
Effect of preferential tax rate	(323,534)	(46,473)	(373,994)	(383,039)
Effect of withholding tax on dividend	71,056	10,207	0	59,336
Income tax expense	¥ 500,361	$ 71,872	¥ 377,890	¥ 267,082